Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Share-Based Compensation Expense Recognized to Statements of Operations

A summary of share-based compensation expense recognized in the Company’s consolidated statements of operations follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Cost of services revenues	$539	$235	$141
Research and development	1,495	837	260
Sales and marketing	1,313	651	297
General and administrative	4,193	1,379	490
Total share-based compensation expense	$7,540	$3,102	$1,188

Summary of Share-based Compensation Expense by Award Type

A summary of share-based compensation expense by award type follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Options	$7,069	$3,102	$1,188
Employee stock purchase plan rights	453	—	—
Restricted stock units	18	—	—
Total share-based compensation expense	$7,540	$3,102	$1,188

Summary of Stock Option Activity Plans

A summary of option activity under all of the plans at December 31, 2013 and changes during the periods then ended is presented in the following table:

	Number of Options Outstanding (in thousands)	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Term (in Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2011	5,621	$1.14	7.8	$8,917
Granted	4,369	4.91
Exercised	(484)	1.15
Canceled/Forfeited	(897)	2.18
Outstanding at December 31, 2012	8,609	2.89	7.2	$40,705
Granted	3,856	$11.54
Exercised	(607)	1.47
Canceled/Forfeited	(702)	4.31
Outstanding at December 31, 2013	11,156	$5.87	7.7	$139,484
Vested and expected to vest as of December 31, 2013	10,346	$5.56	7.6	$132,578
Exercisable as of December 31, 2013	5,023	$2.37	6.1	$80,378

Weighted Average Grant Date Fair Value of Options Granted and Total Intrinsic Value of Options Exercised

The weighted average grant date fair value of options granted and the total intrinsic value of options exercised were as follows (in thousands, except weighted average grant date fair value):

	Year Ended December 31,
	2013	2012	2011
Weighted average grant date fair value per share	$6.19	$3.07	$1.18
Total intrinsic value of options exercised	$10,261	$3,134	$2,035

Summary of Status of Nonvested Shares Activity

The Company’s option agreements with certain employees permit the early exercise of nonvested stock options. The Company has the right to repurchase issued but nonvested shares of common stock at the original exercise price following the termination of service. The shares are released from the repurchase right according to the vesting schedule specified in the option agreement. The Company treats the proceeds from early exercise as a deposit of the exercise price and records the cash received initially as a liability that is reclassified to stockholders’ equity as the shares vest. A summary of the status of the Company’s nonvested shares as of December 31, 2013 and 2012, and changes during the periods then ended is presented below (in thousands):

	Number of Shares	Nonvested Common Stock Liability
Nonvested as of December 31, 2011	58	$64
Early exercises	100	200
Vested	(58)	(60)
Nonvested as of December 31, 2012	100	204
Early exercises	—	—
Vested	(63)	(117)
Nonvested as of December 31, 2013	37	$87

Schedule of Assumptions of Fair Value of Preferred Stock Warrants using Black-Scholes Option Pricing Model

The weighted-average assumptions used in the option pricing models and the resulting grant date fair value of stock options granted  in the periods presented were as follows:

	Year Ended December 31,
	2013	2012	2011
Expected term for employees (in years)	6.1	6.1	6.2
Expected term for non-employees (in years)	10.0	10.0	10.0
Expected volatility	54%	61%	67%
Risk-free interest	1.68%	0.97%	2.08%
Expected dividends	—	—	—
Grant date fair value of employee options	$6.19	$3.07	$1.18

Summary of Assumptions Used to Value Employee Stock Purchase Rights Under the Black-Scholes Model

The assumptions used to value employee stock purchase plan rights under the Black-Scholes-Merton model during the twelve months ended December 31, 2013 were as follows:

Expected term (in months)	7
Risk-free interest rate	0.07%
Expected volatility	40%
Expected dividend rate	—%